Fair Value Measurement - Schedule of EBP, Investment, Fair Value And NAV (Detail) - EBP 002 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 11,545,989,607	$ 10,050,851,329
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		4,329,261,638	3,879,359,634
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	2,920,662
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		4,329,261,638	3,882,280,296
Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		7,216,727,969	6,168,571,033
Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		233,308,462	6,138,779
Mutual funds [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Mutual funds [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Mutual funds [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		233,308,462	6,138,779
Self-directed brokerage accounts [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		1,588,267,531	1,452,613,860
Self-directed brokerage accounts [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Self-directed brokerage accounts [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Self-directed brokerage accounts [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		1,588,267,531	1,452,613,860
UBS Stock Fund [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		469,480,916	332,983,275
UBS Stock Fund [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
UBS Stock Fund [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
UBS Stock Fund [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		469,480,916	332,983,275
Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		2,017,492,608	2,057,380,343
Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Common Stock [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		2,017,492,608	2,057,380,343
Real Estate Funds [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		20,712,121	30,243,377
Real Estate Funds [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Real Estate Funds [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Real Estate Funds [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		20,712,121	30,243,377
Money Market Funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	506,578,138	484,066,421
Short-term investment funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[2]	36,783,934	50,483,983
U.S. equity funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[3]	2,493,636,270	2,183,960,600
Non-U.S. equity funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[3]	560,934,140	397,226,884
U.S. bond funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[4]	492,543,252	443,559,815
Non-U.S. bond funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[5]	34,523,258	28,919,600
Target date funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[6]	$ 3,091,728,977	2,580,353,730
Participatory Note [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value			0
Participatory Note [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value			2,920,662
Participatory Note [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value			0
Participatory Note [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value			$ 2,920,662

[1]	Money market funds are designed to protect capital with low-risk investments and includes cash, bank notes, corporate notes, government bills, and various short-term debt instruments. These investments are held through collective trust funds.
[2]	Short-term investment funds invest in short-term fixed-income securities and other securities with debt-like characteristics emphasizing short-term maturities and high quality. Under normal circumstances, there are no redemption restrictions; redemptions can be made daily with no notice period required. Plan sponsor-initiated activity may require 15 days prior written notice for the short-term investment funds. These investments are held through collective trust funds.
[3]	Equity common/collective trust funds seek to maintain portfolio diversification and approximate the risk and return characterized by certain equity indices. Under normal circumstances, redemptions for participant activity may be made daily with no notice period required. Plan sponsor-initiated activity may require prior written notice of 3 to 15 days.
[4]	U.S. bond common/collective trust funds seek to maintain an overall diversified portfolio whose investment return matches the performance of certain bond indices. Under normal circumstances, redemptions for participant activity may be made daily with no notice period required. Plan sponsor-initiated activity may require prior written notice of 15 days.
[5]	Non-U.S. bond common/collective trust funds seek to provide investment returns of a diversified portfolio of international government bonds and match the performance of an index. Under normal circumstances, redemptions for participant activity may be made daily with no notice period required. Plan sponsor-initiated activity may require prior written notice of 15 days.
[6]	Target date common/collective trust funds are pre-mixed portfolios of diversified assets (stocks, bonds and other investments). They are designed for participants who expect to retire in or close to the target year stated in each option’s name. With the exception of the Target Retirement Income Fund, over time, the portfolio mix of each fund will gradually shift to more fixed income securities as the target year approaches. Upon reaching the target year, the fund will be blended into the Target Retirement Income Fund which is designed to provide those participants who are withdrawing money from the Plan with an appropriate blend of growth, income and inflation protection. Under normal circumstances, redemptions for participant activity may be made daily with no notice period required. Plan sponsor-initiated activity may require prior written notice of 3 days.